                     Goldman Sachs Variable Insurance Trust
                                 Goldman Sachs
                           Internet Tollkeeper Fund/SM/

                       Supplement dated August 1, 2001 to
                          Prospectus dated May 1, 2001

 This Prospectus supplement highlights certain portfolio manager changes that have occurred in 2001.

 The "Service Providers" section of the Growth Equity Investment Team is revised as follows:

                                                    Years
                                                    Primarily   Five Year Employment
 Name and Title     Fund Responsibility             Responsible History
----------------------------------------------------------------------------------------
 George D. Adler         Senior Portfolio Manager--    Since    Mr. Adler joined the
 Vice President          Internet Tollkeeper           2000     Investment Advisor as a
                                                                portfolio manager in
                                                                1997. From 1990 to 1997,
                                                                he was a portfolio
                                                                manager at Liberty
                                                                Investment Management,
                                                                Inc. ("Liberty") Liberty
                                                                became part of Goldman
                                                                Sachs Asset Management
                                                                on January 1, 1997 as a
                                                                result of an
                                                                acquisition. Prior to
                                                                1994, Liberty was known
                                                                as Eagle Asset
                                                                Management.
----------------------------------------------------------------------------------------
 Steve Barry             Senior Portfolio Manager--    Since    Mr. Barry joined the
 Vice President          Internet Tollkeeper           2000     Investment Adviser as a
                                                                portfolio manager in
                                                                1999. From 1998 to 1999,
                                                                he was a portfolio
                                                                manager at Alliance
                                                                Capital Management.
----------------------------------------------------------------------------------------
 Kenneth T. Berents      Senior Portfolio Manager--    Since    Mr. Berents joined the
 Managing Director       Internet Tollkeeper           2000     Investment Adviser as a
                                                                portfolio manager in
                                                                2000. From 1992 to 1999,
                                                                he was Director of
                                                                Research and head of the
                                                                Investment Committee at
                                                                Wheat First Union.
----------------------------------------------------------------------------------------
 Herbert E. Ehlers       Senior Portfolio Manager--    Since    Mr. Ehlers joined the
 Managing Director       Internet Tollkeeper           2000     Investment Adviser as a
                                                                senior portfolio manager
                                                                and Chief Investment
                                                                Office of the Growth
                                                                Equity team in 1997.
                                                                From 1994 to 1997, he
                                                                was the Chief Investment
                                                                Officer and Chairman of
                                                                Liberty.
----------------------------------------------------------------------------------------

                                                        Years
                                                        Primarily   Five Year Employment
 Name and Title         Fund Responsibility             Responsible History
--------------------------------------------------------------------------------------------
 Gregory H. Ekizian          Senior Portfolio Manager--    Since    Mr. Ekizian joined the
 Managing Director           Internet Tollkeeper           2000     Investment Adviser as
                                                                    portfolio manager and
                                                                    Co-Chair of the Growth
                                                                    Equity Investment
                                                                    Committee in 1997. From
                                                                    1990 to 1997, he was a
                                                                    portfolio manager at
                                                                    Liberty.
--------------------------------------------------------------------------------------------
 Scott Kolar                 Senior Portfolio Manager--    Since    Mr. Kolar joined the
 Vice President              Internet Tollkeeper           2000     Investment Adviser as an
                                                                    equity analyst in 1997
                                                                    and became portfolio
                                                                    manager in 1999. From
                                                                    1994 to 1997, he was an
                                                                    equity analyst and
                                                                    information systems
                                                                    specialist at Liberty.
--------------------------------------------------------------------------------------------
 Ernest C. Segundo, Jr.      Senior Portfolio Manager--    Since    Mr. Segundo joined the
 Vice President              Internet Tollkeeper           2000     Investment Adviser as a
                                                                    portfolio manager in
                                                                    1997. From 1992 to 1997,
                                                                    he was a portfolio
                                                                    manager at Liberty.
--------------------------------------------------------------------------------------------
 David G. Shell              Senior Portfolio Manager--    Since    Mr. Shell joined the
 Managing Director           Internet Tollkeeper           2000     Investment Adviser as a
                                                                    portfolio manager in
                                                                    1997. From 1987 to 1997,
                                                                    he was a portfolio
                                                                    manager at Liberty.
--------------------------------------------------------------------------------------------

 Goldman Sachs Internet Tollkeeper FundSM is a service mark of Goldman, Sachs & Co.

 VITTOLLSTCK-8-01